CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Income for the year	$ 1,973,279	$ 2,076,773	$ 3,957,833
Items that may be subsequently reclassified to profit or loss:
Currency translation adjustment	137,788	(73,551)	38,937
Reclassification of currency translation adjustment reserve			(878)
Change in value of cash flow hedges and instruments at fair value	(22,827)	171,658	(112,433)
Income tax relating to components of other comprehensive income	18,689	(22,395)	(24,591)
From participation in non-consolidated companies:
- Currency translation adjustment	21,692	(47,840)	110,801
- Changes in the value of cash flow hedges and instruments at fair value, net of income tax	3,265	45,690	(47,963)
Total other comprehensive (loss) that will be reclassified to profit or loss, net of tax	158,607	73,562	(36,127)
Items that will not be reclassified to profit or loss:
Remeasurements of post-employment benefit obligations	(6,425)	(7,022)	(6,816)
Income tax on remeasurements of post-employment benefit obligations	1,494	1,790	2,204
Remeasurements of post-employment benefit obligations of non-consolidated companies, net of income tax	(3,418)	(333)	(4,083)
Total other comprehensive (loss) income that will not be reclassified to profit or loss, net of tax	(8,349)	(5,565)	(8,695)
Other comprehensive income (loss) for the year	150,258	67,997	(44,822)
Total comprehensive income (loss) for the year	2,123,537	2,144,770	3,913,011
Attributable to:
Shareholders' equity	2,081,964	2,105,829	3,873,213
Non-controlling interests	41,573	38,941	39,798
Total comprehensive income (loss) for the year	$ 2,123,537	$ 2,144,770	$ 3,913,011